N-2	Feb. 28, 2025
Cover [Abstract]
Entity Central Index Key	0002029010
Amendment Flag	false
Document Type	POS EX
Entity Registrant Name	North Haven Private Assets Fund
Entity Address, Address Line One	100 Front Street
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	West Conshohocken
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19428
City Area Code	212
Local Phone Number	761-4000
Delayed or Continuous Offering	true
Exhibits Only, 462(d)	true
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	100 Front Street
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	West Conshohocken
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19428
Contact Personnel Name	Neha Champaneria Markle